Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000111998
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hamlin High Dividend Equity Fund, Institutional Class Shares
C000111999
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hamlin High Dividend Equity Fund, Investor Class Shares
Without Sales Load [Member] | C000111998
Average Annual Return [Line Items]
Average Annual Return, Percent	19.80%	12.56%	9.87%
Without Sales Load [Member] | C000111999
Average Annual Return [Line Items]
Average Annual Return, Percent	19.44%	12.22%	9.50%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	25.02%	14.53%	13.10%
Lipper Equity Income Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Funds Index
Average Annual Return, Percent	14.12%	9.13%	8.97%
Russell 1000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index (USD)
Average Annual Return, Percent	14.37%	8.68%	8.49%
Lipper Equity Income Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Funds Index
Average Annual Return, Percent	14.12%	9.13%	8.97%
Russell 1000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index (USD)
Average Annual Return, Percent	14.37%	8.68%	8.49%